T. ROWE PRICE New Era Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.6%
AGRICULTURE 4.2%
Agricultural Products 1.2%
Darling Ingredients (1) 637,719 33,289
33,289
Fertilizers & Agricultural Chemicals 2.4%
CF Industries Holdings  370,604 31,776
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $11,341 (1)(2)(3) 614,225 3,206
Nutrien  506,666 31,292
66,274
Packaged Foods & Meats 0.6%
Minerva (BRL)  10,302,200 16,601
16,601
Total Agriculture 116,164
CHEMICALS 3.7%
Diversified Chemicals 0.5%
Covestro (EUR) (1) 268,379 14,432
14,432
Industrial Gases 2.1%
Linde  152,695 56,856
56,856
Specialty Chemicals 1.1%
Akzo Nobel (EUR)  128,467 9,262
RPM International  110,817 10,507
Sherwin-Williams  43,454 11,083
30,852
Total Chemicals 102,140
COMMODITY INDUSTRIALS 3.4%
Construction & Engineering 0.4%
Quanta Services  60,813 11,376
11,376
Construction Materials 0.5%
Vulcan Materials  59,740 12,069
12,069
Electrical Components & Equipment 1.0%
Hubbell  49,939 15,652
Schneider Electric (EUR)  71,061 11,710
27,362

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Machinery 0.6%
Sandvik (SEK)  807,263 14,854
14,854
Metal & Glass Containers 0.4%
Ball  230,551 11,477
11,477
Railroads 0.5%
Norfolk Southern  65,512 12,901
12,901
Total Commodity Industrials 90,039
ENERGY SERVICES & PROCESSORS 15.4%
Oil & Gas Drilling 0.5%
Seadrill (1) 316,100 14,158
14,158
Oil & Gas Equipment & Services 9.5%
Baker Hughes  850,590 30,043
Cactus, Class A  236,736 11,887
ChampionX  578,435 20,604
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $10,109 (1)(2)(3)(4) 10,108,939 4,549
Expro Group Holdings (1) 584,300 13,573
Halliburton  911,108 36,900
Schlumberger  1,258,909 73,394
TechnipFMC  2,496,730 50,783
Tenaris, ADR  538,900 17,029
258,762
Oil & Gas Refining & Marketing 3.2%
Marathon Petroleum  216,498 32,765
Noble  489,600 24,798
Valero Energy  214,112 30,342
87,905
Oil & Gas Storage & Transportation 1.8%
Equitrans Midstream  1,575,046 14,758
Williams  1,018,200 34,303
49,061
Semiconductor Equipment 0.4%
Shoals Technologies Group, Class A (1) 545,963 9,964
9,964
Total Energy Services & Processors 419,850

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
EXPLORATION & PRODUCTION 23.6%
OUS Oil & Gas Exploration & Production 3.8%
Canadian Natural Resources (CAD) (5) 606,625 39,231
Kosmos Energy (1) 3,888,141 31,805
Tourmaline Oil (CAD)  239,143 12,034
Whitecap Resources (CAD) (5) 2,580,245 21,790
104,860
U.S. Mixed Exploration & Production 6.1%
Chesapeake Energy (5) 431,300 37,191
EQT  1,258,600 51,074
Range Resources  1,649,900 53,473
Southwestern Energy (1) 3,885,100 25,059
166,797
U.S. Oil Exploration & Production 13.7%
ConocoPhillips  847,104 101,483
Devon Energy  161,600 7,708
Diamondback Energy  416,700 64,539
EOG Resources  473,708 60,047
Hess  554,966 84,910
Magnolia Oil & Gas, Class A  475,994 10,905
Pioneer Natural Resources  194,357 44,615
374,207
Total Exploration & Production 645,864
INTEGRATEDS 21.9%
Integrated Oil & Gas 21.9%
BP, ADR  2,060,266 79,773
Chevron  408,771 68,927
Equinor (NOK)  1,533,201 50,246
Exxon Mobil  865,400 101,754
Galp Energia (EUR)  2,143,231 31,746
OMV (EUR)  590,197 28,190
Shell (GBP)  2,589,469 82,071
Suncor Energy (CAD)  1,487,229 51,146
TotalEnergies (EUR)  1,595,254 104,887
Total Integrateds 598,740
METALS & MINING 20.2%
Coal & Consumable Fuels 2.7%
Cameco  1,889,600 74,904
74,904
Diversified Metals & Mining 12.7%
BHP Group (AUD)  1,334,390 37,484
ERO Copper (CAD) (1) 1,488,941 25,673

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
First Quantum Minerals (CAD)  3,196,300 75,516
Freeport-McMoRan  1,353,600 50,476
Glencore (GBP)  3,382,699 19,263
IGO (AUD)  1,221,801 9,805
Ivanhoe Electric (1) 1,558,382 18,545
Ivanhoe Mines, Class A (CAD) (1)(5) 1,773,848 15,202
Reliance Steel & Aluminum  25,943 6,803
Rio Tinto (AUD)  241,164 17,395
Southern Copper  433,222 32,617
Teck Resources, Class B  598,800 25,802
Warrior Met Coal  216,100 11,038
345,619
Precious Metals & Minerals 4.8%
Agnico Eagle Mines  518,334 23,558
Alamos Gold, Class A  1,514,300 17,096
Franco-Nevada (CAD)  217,903 29,091
Newcrest Mining (AUD)  789,575 12,441
Newmont  599,534 22,153
Northern Star Resources (AUD)  3,083,479 20,475
Wesdome Gold Mines (CAD) (1) 1,229,861 6,420
131,234
Total Metals & Mining 551,757
OTHER 2.3%
Paper & Forest Products 2.2%
Packaging Corp. of America  122,023 18,737
Suzano (BRL)  2,011,200 21,638
West Fraser Timber (CAD)  273,873 19,883
60,258
Specialized Real Estate Investment Trusts 0.1%
PotlatchDeltic, REIT  51,526 2,339
Rayonier, REIT  47,880 1,362
3,701
Total Other 63,959
UTILITIES 2.8%
Electric Utilities 1.8%
FirstEnergy  277,542 9,486
NextEra Energy  427,353 24,483
Southern  240,983 15,597
49,566
Multi-Utilities 1.0%
Ameren  112,016 8,382
Dominion Energy  198,976 8,888

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
PG&E (1) 633,593 10,220
27,490
Total Utilities 77,056
Total Miscellaneous Common Stocks  0.1% (6) 2,736
Total Common Stocks (Cost $2,110,697) 2,668,305
CONVERTIBLE PREFERRED STOCKS 1.9%
AGRICULTURE 0.0%
Fertilizers & Agricultural Chemicals 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $31 (1)(2)(3) 1,667 9
Total Agriculture 9
COMMODITY INDUSTRIALS 0.2%
Electrical Components & Equipment 0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(2)(3) 1,796,201 2,155
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $2,413 (1)(2)(3) 2,526,018 3,031
Total Commodity Industrials 5,186
METALS & MINING 1.7%
Diversified Metals & Mining 1.7%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(3) 83,662 11,118
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(3) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(3) 280,805 12,013
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(2)(3) 52,878 2,262
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $7,899 (1)
(2)(3) 601,655 7,864
Total Metals & Mining 44,763
Total Convertible Preferred Stocks (Cost $38,367) 49,958

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.0%
ENERGY SERVICES & PROCESSORS 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $234 (1)(2)(3)(4) 234,367 234
Total Energy Services & Processors 234
Total Preferred Stocks (Cost $234) 234
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 5,987,851 5,988
Total Short-Term Investments (Cost $5,988) 5,988
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 9,550,223 9,550
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 9,550
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 33,426,538 33,427
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 33,427
Total Securities Lending Collateral (Cost $42,977) 42,977
Total Investments in Securities 101.3%
(Cost $2,198,263) $ 2,767,462
Other Assets Less Liabilities (1.3)% (34,172)
Net Assets 100.0% $ 2,733,290
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE New Era Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$57,947 and represents 2.1% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) All or a portion of this security is on loan at September 30, 2023.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 938++
Totals $ —# $ — $ 938+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 59,054  ¤  ¤ $ 48,965
Total $ 48,965^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $938 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $48,965.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Era Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Era Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,862,064 $ 798,486 $ 7,755 $ 2,668,305
Convertible Preferred Stocks — — 49,958 49,958
Preferred Stocks — — 234 234
Short-Term Investments 5,988 — — 5,988
Securities Lending Collateral 42,977 — — 42,977
Total $ 1,911,029 $ 798,486 $ 57,947 $ 2,767,462

T. ROWE PRICE New Era Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2023, totaled $(23,631,000) for the period ended September 30, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 53,166 $ 2,875 $ 11,341 $ (59,627) $ 7,755
Convertible Preferred Stocks 74,534 (15,496) 2,262 (11,342) 49,958
Preferred Stocks 234 — — — 234
Total $ 127,934 $ (12,621) $ 13,603 $ (70,969) $ 57,947

T. ROWE PRICE New Era Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F41-054Q3 09/23